PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 77.0%
Asset-Backed Securities 20.9%
Automobiles 2.5%
AmeriCredit Automobile Receivables Trust, Series 2023-01, Class A2A	5.840%	10/19/26	14,579	$14,585,036
ARI Fleet Lease Trust,
Series 2022-A, Class A2, 144A	3.120	01/15/31	528	525,075
Series 2024-A, Class A2, 144A	5.300	11/15/32	7,000	6,963,810
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	34,410,204
Series 2023-03A, Class A, 144A	5.440	02/22/28	20,000	19,931,964
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,701,433
Enterprise Fleet Financing LLC,
Series 2021-02, Class A2, 144A	0.480	05/20/27	816	804,144
Series 2022-01, Class A2, 144A	3.030	01/20/28	4,303	4,254,291
Series 2022-03, Class A2, 144A	4.380	07/20/29	483	477,742
Series 2023-01, Class A2, 144A	5.510	01/22/29	4,811	4,799,744
Series 2023-02, Class A2, 144A	5.560	04/22/30	6,994	6,981,103
Series 2023-03, Class A2, 144A	6.400	03/20/30	13,400	13,532,600
Series 2024-01, Class A2, 144A	5.230	03/20/30	6,100	6,064,490

Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	16,937,854
Hertz Vehicle Financing LLC, Series 2023-03A, Class A, 144A	5.940	02/25/28	15,100	15,121,004
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,033,147
				169,123,641
Collateralized Loan Obligations 17.8%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR2, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)	6.676(c)	01/28/31	3,688	3,695,334
Ares CLO Ltd. (Cayman Islands),
Series 2016-40A, Class A1RR, 144A, 3 Month SOFR + 1.132% (Cap N/A, Floor 0.870%)	6.460(c)	01/15/29	4,912	4,926,406
Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.479(c)	10/17/30	50,000	50,050,130
Series 2018-50A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.640(c)	01/15/32	13,517	13,542,855

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.079(c)	07/15/30	13,344	13,409,424

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)	6.548%(c)	04/23/31	12,423	$12,440,967
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	10/17/32	11,500	11,517,250

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.596(c)	10/20/31	22,867	22,903,911
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.600(c)	10/15/33	11,430	11,447,112
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.690(c)	07/15/31	19,422	19,450,660
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.661(c)	05/17/31	4,337	4,339,396
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.617(c)	01/17/33	50,000	50,034,370
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.540(c)	10/15/30	9,979	10,020,389
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.609(c)	01/17/32	4,848	4,857,146

BlueMountain CLO Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.670(c)	07/15/31	12,130	12,144,049
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	6.660(c)	07/15/31	19,443	19,462,411
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.590(c)	07/15/30	13,220	13,239,065
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.690(c)	04/15/32	8,000	8,017,326

Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.621(c)	04/30/31	14,700	14,743,481
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.549(c)	04/17/31	3,515	3,519,829

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666%(c)	01/20/32	22,109	$22,167,642

Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.586(c)	04/20/31	10,903	10,907,385
CarVal CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	6.696(c)	04/20/32	16,868	16,923,470
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	07/20/31	9,055	9,081,222
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.565(c)	04/24/31	15,968	15,988,299
Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.535(c)	10/24/30	19,013	19,048,992

Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.650(c)	10/15/31	13,100	13,106,728
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.820(c)	10/15/29	601	601,473
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	01/22/31	7,278	7,290,534
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	6.557(c)	04/20/33	40,000	40,009,496
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.765(c)	10/20/31	8,586	8,596,080
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.618(c)	05/06/30	3,444	3,447,070
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	6.460(c)	10/15/30	60,000	60,000,000

ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.615(c)	04/25/31	6,567	6,570,216

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.525%(c)	04/20/32	10,000	$10,001,951
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	6.555(c)	10/20/31	23,451	23,473,041
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.770(c)	01/15/31	707	707,797
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.529(c)	07/18/30	9,579	9,590,348

KKR CLO Ltd., Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.599(c)	10/17/31	13,022	13,030,593
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.526(c)	10/21/30	22,459	22,486,502
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.705(c)	04/25/32	13,570	13,597,140
Series 2021-38A, Class X, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 1.212%)	6.529(c)	07/17/34	2,154	2,144,738
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.630(c)	07/15/29	2,378	2,379,226
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	07/20/31	6,650	6,654,181

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.561(c)	10/12/30	10,905	10,916,191
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	6.499(c)	01/15/31	38,535	38,568,540
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2021-40A, Class A, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.649(c)	04/16/33	17,500	17,535,000
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.696(c)	04/22/30	5,400	5,402,700

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.589%(c)	04/17/30	2,820	$2,822,847
Octagon Investment Partners Ltd. (Cayman Islands), Series 2017-01A, Class ARR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.475(c)	07/20/30	26,868	26,936,989
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)	6.659(c)	04/17/31	5,938	5,941,286
Series 2014-09A, Class A1A4, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.525(c)	10/20/31	26,901	26,928,111
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	6.284(c)	04/20/33	10,905	10,912,601
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.709(c)	01/17/31	445	445,709
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	07/20/30	601	602,349
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.386(c)	07/20/29	7,451	7,454,541
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.390(c)	10/15/29	9,421	9,425,615
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.429(c)	04/15/31	32,846	32,876,249

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.586(c)	10/20/31	18,335	18,344,457
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.740(c)	07/15/31	7,344	7,357,434
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.627(c)	02/20/30	9,619	9,629,388
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	6.776(c)	10/20/30	8,532	8,541,066

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Rockford Tower CLO Ltd., Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.610%(c)	10/15/29	7,711	$7,714,342
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	6.464(c)	07/25/31	45,000	45,024,255
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.616(c)	04/20/31	11,176	11,203,576
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.628(c)	04/20/33	20,000	20,010,620
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.689(c)	05/07/31	15,129	15,153,881
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.658(c)	10/23/31	10,000	10,013,392
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.566(c)	10/20/30	5,046	5,051,176
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.624(c)	10/26/31	25,000	24,998,300
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	01/20/32	13,000	13,009,641

TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.629(c)	04/15/33	20,000	20,013,886
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class A1L2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.689(c)	10/18/31	8,662	8,684,652
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class ARR, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.486(c)	10/20/28	2,109	2,110,788
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.590(c)	07/15/32	35,000	35,018,865
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.555(c)	04/25/31	2,570	2,573,167
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	6.738(c)	10/18/31	16,701	16,730,966

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.579%(c)	04/18/31	1,099	$1,102,162
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.599(c)	04/17/30	660	660,958
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.475(c)	10/20/31	50,000	50,043,650
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.656(c)	01/20/31	15,225	15,247,658
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)	6.646(c)	10/20/29	121	121,398
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/31	9,769	9,775,641
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	07/20/32	20,000	20,043,510

Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.880(c)	04/15/30	80	80,008
				1,216,593,200
Consumer Loans 0.5%
OneMain Financial Issuance Trust, Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,231,724
SoFi Consumer Loan Program Trust, Series 2023-01S, Class A, 144A	5.810	05/15/31	474	473,525
				35,705,249
Equipment 0.1%
Kubota Credit Owner Trust, Series 2023-01A, Class A2, 144A	5.400	02/17/26	7,671	7,660,213

Total Asset-Backed Securities (cost $1,424,272,621)				1,429,082,303
Certificates of Deposit 2.6%
Banco Santander SA, SOFR + 0.510%	5.840(c)	01/31/25	15,000	15,022,007
BNP Paribas SA, SOFR + 0.650%	5.980(c)	07/08/24	39,000	39,022,997

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Credit Agricole Corporate & Investment Bank, SOFR + 0.590%	5.920%(c)	08/28/25	44,000	$44,102,270
Credit Industriel et Commercial	5.550	04/14/25	15,000	15,003,004
Natixis SA, SOFR + 0.420%	5.750(c)	01/06/25	20,000	20,023,010
Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/24/25	10,000	10,001,304
Toronto-Dominion Bank (The), SOFR + 0.650%	5.980(c)	09/13/24	10,000	10,001,931
Wells Fargo Bank NA, SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.930(c)	11/01/24	24,000	24,041,756

Total Certificates of Deposit (cost $177,000,000)				177,218,279
Commercial Mortgage-Backed Securities 10.5%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A1	1.122	11/15/54	4,373	4,121,813
BANK, Series 2017-BNK04, Class A3	3.362	05/15/50	23,271	22,081,659
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	1,491	1,431,904
Series 2016-UB10, Class A4	3.170	07/15/49	21,000	19,953,975

Barclays Commercial Mortgage Securities Trust, Series 2020-C07, Class A1	1.079	04/15/53	269	265,620
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	186	181,862
Series 2018-B03, Class A2	3.848	04/10/51	87	85,220
Series 2018-B05, Class A2	4.077	07/15/51	589	571,306

CFCRE Commercial Mortgage Trust, Series 2016-C04, Class A4	3.283	05/10/58	5,600	5,369,446
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	6,113	6,095,153
Series 2014-GC25, Class A4	3.635	10/10/47	15,760	15,657,193
Series 2015-GC29, Class A4	3.192	04/10/48	9,325	9,101,024
Series 2015-GC31, Class A4	3.762	06/10/48	9,690	9,394,879
Series 2015-GC33, Class A4	3.778	09/10/58	2,250	2,174,037
Series 2015-P01, Class A4	3.462	09/15/48	13,173	12,916,966
Series 2016-C03, Class A4	3.154	11/15/49	5,447	5,110,231
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,576,063
Series 2016-P06, Class A4	3.458	12/10/49	7,094	6,762,540
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	82,250

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-CR16, Class A4	4.051%	04/10/47	636	$632,908
Series 2014-CR20, Class A3	3.326	11/10/47	4,464	4,451,050
Series 2014-CR21, Class A3	3.528	12/10/47	10,173	9,979,232
Series 2014-UBS03, Class A4	3.819	06/10/47	2,166	2,160,544
Series 2014-UBS04, Class A4	3.420	08/10/47	9,053	9,038,495
Series 2014-UBS05, Class A3	3.565	09/10/47	7,491	7,475,092
Series 2014-UBS06, Class A4	3.378	12/10/47	17,785	17,632,614
Series 2014-UBS06, Class A5	3.644	12/10/47	33,978	33,518,925
Series 2015-CR22, Class A3	3.207	03/10/48	820	803,534
Series 2015-CR22, Class A4	3.048	03/10/48	21,900	21,538,768
Series 2015-CR23, Class A4	3.497	05/10/48	2,575	2,524,082
Series 2015-CR23, Class ASB	3.257	05/10/48	288	285,516
Series 2015-CR24, Class A4	3.432	08/10/48	8,096	7,940,828
Series 2015-CR24, Class ASB	3.445	08/10/48	539	534,864
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	12,064,386
Series 2015-LC19, Class A3	2.922	02/10/48	17,197	17,022,580
Series 2015-LC19, Class A4	3.183	02/10/48	2,277	2,241,353
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,755,914
Series 2015-PC01, Class A5	3.902	07/10/50	26,237	25,782,118

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A3	3.501	12/15/49	3,804	3,665,900
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504	06/15/57	8,500	8,319,338
Series 2016-C05, Class ASB	3.533	11/15/48	1,081	1,064,565
Series 2016-C06, Class A5	3.090	01/15/49	14,500	13,772,458
Series 2016-C07, Class A4	3.210	11/15/49	6,372	6,110,116

Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	3,464	3,444,328
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4	3.666	09/10/47	3,990	3,978,100
Series 2014-GC26, Class A4	3.364	11/10/47	6,671	6,626,155
Series 2015-GC28, Class A4	3.136	02/10/48	17,843	17,767,814
Series 2015-GC30, Class A4	3.382	05/10/50	22,540	21,995,840
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	14,231,973
Series 2016-GS04, Class A4	3.442(cc)	11/10/49	4,419	4,181,369
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47	25,085	24,942,532
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	28,179	27,956,236
Series 2014-C24, Class A5	3.639	11/15/47	10,830	10,708,668
Series 2014-C25, Class A4A1	3.408	11/15/47	6,150	6,097,314
Series 2014-C25, Class ASB	3.407	11/15/47	338	336,321

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMBB Commercial Mortgage Securities Trust, (cont’d.)
Series 2014-C26, Class A3	3.231%	01/15/48	13,888	$13,741,201
Series 2014-C26, Class A4	3.494	01/15/48	15,500	15,302,254
Series 2015-C27, Class A3A1	2.920	02/15/48	4,986	4,889,853
Series 2015-C29, Class A4	3.611	05/15/48	30,892	30,209,200
Series 2015-C31, Class A3	3.801	08/15/48	3,546	3,455,383
Series 2015-C32, Class A4	3.329	11/15/48	19,126	18,665,033

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class ASB	2.713	08/15/49	3,130	3,046,084
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5	3.741	08/15/47	442	441,133
Series 2014-C19, Class A4	3.526	12/15/47	5,325	5,266,005
Series 2014-C19, Class ASB	3.326	12/15/47	169	169,006
Series 2015-C21, Class A3	3.077	03/15/48	12,354	12,153,544
Series 2015-C21, Class A4	3.338	03/15/48	5,679	5,551,096
Series 2015-C23, Class A3	3.451	07/15/50	17,190	16,833,777
Series 2015-C23, Class ASB	3.398	07/15/50	360	356,131
Series 2015-C24, Class A4	3.732	05/15/48	10,212	9,962,069
Series 2015-C26, Class A5	3.531	10/15/48	10,600	10,270,126
Series 2015-C27, Class A3	3.473	12/15/47	4,062	3,980,983
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4	3.779(cc)	05/15/48	10,220	9,968,605
Series 2020-HR08, Class A1	0.932	07/15/53	922	894,082

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.381(c)	01/15/36	17,410	16,933,405
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A3	3.572	09/15/58	4,017	3,925,394
Series 2015-LC22, Class A4	3.839	09/15/58	8,000	7,796,954
Series 2015-NXS01, Class A5	3.148	05/15/48	12,831	12,512,002
Series 2015-NXS02, Class A2	3.020	07/15/58	48	47,472
Series 2015-NXS02, Class A4	3.498	07/15/58	10,300	10,063,168
Series 2016-C34, Class ASB	2.911	06/15/49	1,837	1,795,033
Series 2016-C36, Class A3	2.807	11/15/59	12,385	11,680,089
Series 2016-NXS05, Class A5	3.372	01/15/59	4,920	4,734,192

Total Commercial Mortgage-Backed Securities (cost $714,234,315)				721,158,245

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 42.4%
Aerospace & Defense 1.2%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.000%	03/26/27	10,290	$10,183,062
GE Capital Funding LLC, Gtd. Notes	3.450	05/15/25	27,342	26,798,988
RTX Corp.,
Sr. Unsec’d. Notes	5.000	02/27/26	8,000	7,965,368
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,395,947
				85,343,365
Agriculture 0.4%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,640,809
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	14,000	13,940,408

Philip Morris International, Inc., Sr. Unsec’d. Notes	4.750	02/12/27	10,000	9,904,845
				30,486,062
Auto Manufacturers 5.7%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	9,750	9,677,602
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	4,500	4,459,778
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	5.963(c)	08/14/25	10,000	10,022,086
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.700%	6.064(c)	11/22/24	35,000	35,054,500
BMW US Capital LLC (Germany),
Gtd. Notes, 144A(a)	3.250	04/01/25	7,000	6,874,251
Gtd. Notes, 144A, SOFR Index + 0.550%	5.906(c)	04/02/26	20,000	20,053,248
Gtd. Notes, 144A, SOFR Index + 0.620%	5.981(c)	08/11/25	20,000	20,058,554
Gtd. Notes, 144A, SOFR Index + 0.840%	6.196(c)	04/01/25	11,390	11,405,946
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	5.000	01/15/27	9,070	8,997,011
Gtd. Notes, 144A	5.150	01/16/26	14,000	13,921,186
General Motors Financial Co., Inc.,
Gtd. Notes	3.500	11/07/24	9,700	9,603,421
Sr. Unsec’d. Notes	5.400	05/08/27	9,375	9,361,899

Hyundai Capital America, Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	6.395(c)	03/19/27	16,670	16,718,800
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	4.800	03/30/26	35,000	34,713,630

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Mercedes-Benz Finance North America LLC (Germany), (cont’d.)
Gtd. Notes, 144A(a)	5.375%	11/26/25	8,500	$8,500,894
Gtd. Notes, 144A, SOFR + 0.670%	6.024(c)	01/09/26	13,000	13,047,759
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN(a)	3.550	08/11/25	25,000	24,532,764
Sr. Unsec’d. Notes, MTN	4.450	03/30/26	15,000	14,842,467
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	14,794,632
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,903,139
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,490,273
Sr. Unsec’d. Notes, MTN, SOFR + 0.600% (Cap N/A, Floor 0.000%)(a)	5.930(c)	06/09/25	20,000	20,069,280
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950	06/06/25	13,250	13,021,742
Gtd. Notes, 144A	6.000	11/16/26	50,000	50,539,585
				393,664,447
Banks 9.4%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	5.913(c)	03/18/26	13,500	13,522,900
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	6.167(c)	01/18/27	33,600	33,788,637
Banco Santander SA (Spain),
Sr. Preferred Notes	2.706	06/27/24	11,600	11,576,012
Sr. Preferred Notes	5.742(ff)	06/30/24	29,000	28,979,120

Bank of New York Mellon (The), Sr. Unsec’d. Notes, MTN, SOFR + 0.450%	5.802(c)	03/13/26	12,625	12,629,907
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, SOFR + 0.780%	6.145(c)	06/04/27	30,000	30,006,213
Sr. Unsec’d. Notes, MTN, SOFR + 0.460%	5.815(c)	01/10/25	7,750	7,755,850
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.256(c)	04/11/25	4,750	4,770,980
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A, SOFR Index + 0.410%	5.770(c)	02/04/25	20,000	20,011,456
Sr. Preferred Notes, 144A, SOFR + 1.130%	6.488(c)	01/23/27	10,890	11,012,949

Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR Index + 0.420%	5.777(c)	10/18/24	10,000	9,993,212
Citibank NA, Sr. Unsec’d. Notes, SOFR + 0.805%	6.161(c)	09/29/25	52,000	52,237,069

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes(a)	5.316%	03/13/26	25,000	$25,065,362
Sr. Unsec’d. Notes, 144A, SOFR + 0.630%	5.985(c)	01/10/25	28,500	28,562,979
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, SOFR Index + 0.710%	6.062(c)	03/05/27	15,000	15,022,787
Sr. Preferred Notes, SOFR Index + 0.710%	6.065(c)	01/09/26	28,500	28,604,623

DNB Bank ASA (Norway), Sr. Non-Preferred Notes, 144A	5.896(ff)	10/09/26	25,000	25,056,775
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,664,208
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	37,000	36,835,028
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,113,086
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	31,840,282
Sr. Unsec’d. Notes, 144A, SOFR + 0.650%	6.001(c)	12/10/25	14,286	14,331,874

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.805(c)	03/22/25	9,000	9,054,090
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A	4.750	09/22/25	10,500	10,394,148
Sr. Preferred Notes, 144A, SOFR + 0.740%	6.095(c)	03/19/27	5,556	5,570,723
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.340%	5.694(c)	10/07/24	10,000	9,997,000
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	5.882(c)	01/20/26	10,000	10,003,023
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	5.929(c)	04/27/26	7,027	7,029,973
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	6.307(c)	01/19/27	20,000	20,108,000

State Street Corp., Sr. Unsec’d. Notes(a)	4.993	03/18/27	22,500	22,462,010
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%	5.792(c)	09/16/24	7,500	7,507,151
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.701(c)	09/10/24	8,000	8,000,558
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A(a)	1.375	01/13/25	20,000	19,488,416
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	9,803,225
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	15,000	14,972,210

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Wells Fargo Bank NA, Sr. Unsec’d. Notes, SOFR + 0.710%	6.066%(c)	01/15/26	12,800	$12,843,678
				640,615,514
Beverages 1.7%
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	17,000	16,967,049
Keurig Dr. Pepper, Inc., Gtd. Notes, SOFR Index + 0.880%(a)	6.236(c)	03/15/27	26,000	26,123,139
PepsiCo, Inc.,
Sr. Unsec’d. Notes(a)	5.125	11/10/26	26,000	26,108,624
Sr. Unsec’d. Notes(a)	5.250	11/10/25	50,000	50,146,740
				119,345,552
Biotechnology 1.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.900	02/21/25	23,000	22,383,414
Sr. Unsec’d. Notes	5.250	03/02/25	13,250	13,223,275

Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500	02/01/25	30,000	29,587,397
				65,194,086
Building Materials 0.1%
Owens Corning, Sr. Unsec’d. Notes	5.500	06/15/27	7,976	8,018,897
Chemicals 0.8%
Linde, Inc., Gtd. Notes	4.700	12/05/25	28,500	28,327,985
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.900	11/07/24	13,270	13,278,684
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,287,742

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250%	08/08/25	5,500	$5,423,085
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	2,750	2,722,569
				57,040,065
Commercial Services 0.1%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	10,000	9,822,792
Computers 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	16,000	15,697,230
Sr. Unsec’d. Notes(a)	3.250	02/23/26	13,150	12,765,912

IBM International Capital Pte Ltd., Gtd. Notes	4.700	02/05/26	20,000	19,818,157
International Business Machines Corp., Sr. Unsec’d. Notes(a)	4.500	02/06/26	37,000	36,622,691
				84,903,990
Cosmetics/Personal Care 0.3%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,602,482
Kenvue, Inc., Gtd. Notes	5.350	03/22/26	12,500	12,537,899
				19,140,381
Distribution/Wholesale 0.0%
W.W. Grainger, Inc., Sr. Unsec’d. Notes	1.850	02/15/25	2,000	1,948,661

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.3%
Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN	0.750%	06/07/24	13,250	$13,241,177
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	4.875	03/28/27	7,140	7,062,616
				20,303,793
Electric 2.9%
DTE Electric Co., General Ref. Mortgage	4.850	12/01/26	42,750	42,643,388
DTE Energy Co., Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,192,025
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,244,817
Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,171,887

Florida Power & Light Co., Sr. Unsec’d. Notes	4.450	05/15/26	20,000	19,743,620
Georgia Power Co., Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,657,457
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	6.051	03/01/25	6,750	6,765,566
Gtd. Notes, SOFR Index + 0.760%(a)	6.119(c)	01/29/26	30,000	30,070,894
Southern California Edison Co.,
First Mortgage	5.350	03/01/26	12,000	11,999,904
First Mortgage, Series C	4.200	06/01/25	14,250	14,082,648
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26	23,000	22,745,593
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	5,960,185
				195,277,984
Electronics 0.5%
Amphenol Corp.,
Sr. Unsec’d. Notes	4.750	03/30/26	3,750	3,713,432
Sr. Unsec’d. Notes	5.050	04/05/27	10,000	9,977,505

Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	23,250	22,964,722
				36,655,659

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.9%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650%	06/03/24	3,500	$3,500,000
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	13,750	13,500,282
Mondelez International, Inc., Sr. Unsec’d. Notes	1.500	05/04/25	15,305	14,752,123
Nestle Holdings, Inc.,
Gtd. Notes, 144A(a)	4.000	09/12/25	11,725	11,555,682
Gtd. Notes, 144A(a)	5.250	03/13/26	20,000	20,068,542
				63,376,629
Healthcare-Products 0.1%
Smith & Nephew PLC (United Kingdom), Sr. Unsec’d. Notes	5.150	03/20/27	6,133	6,100,862
Healthcare-Services 1.0%
Roche Holdings, Inc., Gtd. Notes, 144A	5.265	11/13/26	60,000	60,247,174
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,741,329
				65,988,503
Household Products/Wares 0.2%
Avery Dennison Corp., Sr. Unsec’d. Notes	0.850	08/15/24	12,350	12,236,496
Insurance 3.3%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.500	04/04/25	8,000	7,854,489
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A	0.650	06/17/24	12,750	12,724,126
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	6.655(c)	09/25/26	30,000	30,356,256

Equitable Financial Life Global Funding, Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,970,662
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,250	22,888,026
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%	5.923(c)	04/09/26	14,000	14,015,128

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
New York Life Global Funding,
Sec’d. Notes, 144A, MTN	3.600%	08/05/25	19,750	$19,367,498
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.670%(a)	6.023(c)	04/02/27	30,000	30,065,402
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,670,508
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)(a)	6.266(c)	08/28/25	27,000	27,123,227
Protective Life Global Funding,
Sec’d. Notes, 144A	4.992	01/12/27	19,000	18,896,795
Sec’d. Notes, 144A, SOFR + 1.050% (Cap N/A, Floor 0.000%)	6.403(c)	12/11/24	20,000	20,063,373
Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.055(c)	04/10/26	10,000	10,016,332
				224,011,822
Internet 0.5%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	32,000	31,793,028
Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,885,803
Machinery-Construction & Mining 0.2%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	4.800	01/06/26	15,000	14,919,496
Machinery-Diversified 0.6%
CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	12,500	12,297,936
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)	4.800	01/09/26	29,000	28,850,379
				41,148,315

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.5%
Comcast Corp., Gtd. Notes	5.250%	11/07/25	7,250	$7,248,039
Walt Disney Co. (The), Gtd. Notes	3.700	10/15/25	30,000	29,400,300
				36,648,339
Mining 0.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	30,000	29,788,110
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.300	03/15/26	10,000	9,979,368
				39,767,478
Miscellaneous Manufacturing 0.3%
3M Co., Sr. Unsec’d. Notes	2.000	02/14/25	20,699	20,174,540
Oil & Gas 0.2%
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	5.100	03/29/26	14,250	14,202,964
Oil & Gas Services 0.3%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	5.000	05/29/27	23,750	23,602,050
Pharmaceuticals 0.7%
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	4.800	02/26/27	25,000	24,796,645
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.900	02/22/27	7,500	7,474,371
Sr. Unsec’d. Notes	4.950	02/20/26	9,250	9,214,053
Sr. Unsec’d. Notes, SOFR + 0.490%	5.853(c)	02/20/26	6,170	6,192,538
				47,677,607
Pipelines 1.9%
Enbridge, Inc. (Canada), Gtd. Notes	5.250	04/05/27	19,000	18,959,182

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes	3.750%	02/15/25	20,000	$19,736,017
Gtd. Notes	4.600	01/11/27	20,000	19,786,253
Gtd. Notes	5.050	01/10/26	14,750	14,711,396

ONEOK, Inc., Gtd. Notes	5.550	11/01/26	7,000	7,016,403
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,582,081
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	40,000	39,949,993
				129,741,325
Real Estate Investment Trusts (REITs) 1.0%
Kimco Realty OP LLC, Gtd. Notes	3.300	02/01/25	7,000	6,894,518
Public Storage Operating Co., Gtd. Notes, SOFR Index + 0.700%	6.056(c)	04/16/27	19,773	19,891,856
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	40,000	39,497,312
				66,283,686
Retail 1.2%
Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,716,886
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,865,731
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,875,266
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,385,134

Starbucks Corp., Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,148,275
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,551,275
				83,542,567

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.2%
Analog Devices, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.250%	5.606%(c)	10/01/24	2,000	$1,999,647
Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,692,324
				11,691,971
Software 1.0%
Fiserv, Inc., Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,149,291
Intuit, Inc., Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,224,889
				67,374,180
Telecommunications 1.3%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950	02/28/26	19,573	18,867,397
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	24,756,740

NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A(a)	4.142	07/26/24	3,000	2,992,917
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.450	03/20/26	14,557	13,604,494
Sr. Unsec’d. Notes	3.376	02/15/25	30,739	30,248,256
				90,469,804
Transportation 0.4%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,493,140
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	16,000	15,894,942
				25,388,082
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	17,500	17,562,360

Total Corporate Bonds (cost $2,915,379,048)				2,909,349,155

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 0.6%
JPMorgan Mortgage Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	6.524%(c)	10/25/54	11,000	$11,000,000
RCKT Mortgage Trust, Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	9,917	10,045,369
Towd Point Mortgage Trust,
Series 2015-06, Class M1, 144A	3.750(cc)	04/25/55	6,149	6,059,649
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	4,744	4,590,246
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	5,159	5,001,789
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	6,895	6,432,438

Total Residential Mortgage-Backed Securities (cost $43,384,176)				43,129,491

Total Long-Term Investments (cost $5,274,270,160)				5,279,937,473

	Shares
Short-Term Investments 25.8%
Affiliated Mutual Funds 8.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	515,488,470	515,488,470
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $53,138,045; includes $52,885,684 of cash collateral for securities on loan)(b)(wb)	53,167,516	53,135,615

Total Affiliated Mutual Funds (cost $568,626,515)		568,624,085

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 3.6%
Bank of America NA, SOFR + 0.330%	5.660%(c)	04/03/25	15,000	15,001,212
Bank of Montreal	5.450	02/14/25	10,000	9,997,857
BNP Paribas SA	5.460	02/14/25	2,000	1,999,279

BNP Paribas SA	5.550	04/04/25	15,000	14,999,801

Canadian Imperial Bank of Commerce	6.000	10/18/24	30,000	30,035,822
Credit Industriel et Commercial	5.370	12/05/24	23,000	22,980,891

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)

Mizuho Bank Ltd., SOFR + 0.200%	5.530%(c)	11/21/24	20,000	$19,999,333
Nordea Bank Abp, SOFR + 0.580%	5.910(c)	08/05/24	30,000	30,025,522
Sumitomo Mitsui Trust Bank Ltd.	5.450	09/03/24	25,000	24,998,625
Svenska Handelsbanken, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/21/25	25,000	25,004,183
Swedbank AB,
SOFR + 0.240%	5.570(c)	11/20/24	10,000	10,002,272
SOFR + 0.640%	5.970(c)	07/19/24	16,500	16,511,910

Toronto-Dominion Bank (The)	6.000	10/18/24	25,000	25,031,500

Total Certificates of Deposit (cost $246,499,916)				246,588,207
Commercial Paper 13.5%
Alexandria Real Estate Equities, Inc.,
144A	5.502(n)	06/14/24	19,000	18,958,504
144A	5.538(n)	06/07/24	40,000	39,957,300
Alimentation Couche-Tard, Inc.,
144A	5.508(n)	06/07/24	15,000	14,983,958
144A	5.540(n)	06/13/24	30,000	29,940,132
144A	5.554(n)	06/10/24	7,000	6,989,280
144A	5.612(n)	07/09/24	10,000	9,939,203
Bank of America Securities, Inc.,
144A	5.522(n)	05/28/25	35,000	33,141,070
144A, SOFR + 0.580%	5.893(c)	10/11/24	14,500	14,519,788

Bank of Montreal, 144A, SOFR + 0.340%	5.670(c)	04/03/25	35,000	35,007,944
Bank of New York Mellon (The), SOFR + 0.350%	5.680(c)	05/09/25	15,000	15,002,550
Bayer Corp., 144A	6.376(n)	08/13/24	40,000	39,533,416
BPCE SA, 144A, SOFR + 0.590%	5.920(c)	08/05/24	40,000	40,039,266
CDP Financial, Inc., 144A, SOFR + 0.550%	5.880(c)	08/15/24	8,000	8,006,497
Dominion Resources, Inc., 144A	5.610(n)	06/21/24	15,000	14,951,971
Fortive Corp.,
144A	5.545(n)	06/05/24	18,000	17,986,432
144A	5.547(n)	06/10/24	5,000	4,992,435

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Glencore Funding LLC,
144A	5.654%(n)	06/13/24	31,000	$30,937,865
144A	5.735(n)	06/26/24	41,000	40,832,118
144A	5.771(n)	06/25/24	9,500	9,462,631
HCP, Inc.,
144A	5.522(n)	06/13/24	32,000	31,936,517
144A	5.549(n)	06/06/24	12,000	11,989,086
Hyundai Capital America,
144A	5.573(n)	06/26/24	25,000	24,900,020
144A	5.576(n)	06/17/24	12,300	12,268,134
144A	5.586(n)	06/24/24	24,000	23,911,584
ING (U.S.) Funding LLC,
144A	5.435(n)	11/27/24	15,000	14,596,500
144A, SOFR + 0.210%	5.540(c)	12/23/24	20,000	19,995,708
JPMorgan Securities LLC,
144A	5.630	04/29/25	17,000	16,980,045
144A, SOFR + 0.360%	5.690(c)	03/25/25	5,000	5,001,708
144A, SOFR + 0.610%	5.940(c)	10/25/24	25,000	25,009,428
Keurig Dr. Pepper, Inc.,
144A	5.519(n)	06/14/24	15,000	14,968,146
144A	5.527(n)	06/21/24	6,000	5,980,782

LVMH Moet Hennessy Louis Vuitton SE, 144A	5.824(n)	06/12/24	10,000	9,982,294
Microchip Technology, Inc., 144A	5.530(n)	06/21/24	6,000	5,980,414
NextEra Energy Capital Holdings, Inc.,
144A	5.620(n)	06/20/24	7,750	7,726,305
144A	5.624(n)	06/25/24	12,250	12,202,942
Nutrien Ltd.,
144A	5.549(n)	06/26/24	5,000	4,979,949
144A	5.584(n)	06/04/24	14,000	13,991,498
144A	5.625(n)	06/28/24	15,000	14,935,118
144A	5.629(n)	06/10/24	5,000	4,992,385

Ontario Teachers’ Finance Trust, 144A	5.900(n)	06/03/24	10,000	9,995,576
PPG Industries, Inc.	5.610(n)	06/26/24	66,000	65,737,230

PPG Industries, Inc.	5.619(n)	06/27/24	13,000	12,946,209

Protective Life Corp., 144A	5.568(n)	06/12/24	11,000	10,979,524
Ryder System, Inc.	5.528(n)	06/12/24	17,000	16,969,071

Ryder System, Inc.	5.552(n)	06/06/24	21,000	20,981,000

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Sempra, 144A	5.513%(n)	06/04/24	15,000	$14,990,957
Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.630%	5.960(c)	07/19/24	5,000	5,003,590
Swedbank AB, 144A	5.435(n)	10/01/24	24,000	23,565,195
Toronto-Dominion Bank (The), 144A, SOFR + 0.310%	5.640(c)	03/19/25	15,000	15,002,505
UDR, Inc., 144A	5.519(n)	06/21/24	5,000	4,983,932
Verizon Communications, Inc., 144A	5.560(n)	06/04/24	15,250	15,240,806

Total Commercial Paper (cost $923,839,249)				923,906,518
Corporate Bond 0.4%
Diversified Financial Services
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes, MTN (cost $27,090,000)	6.050%	03/12/25	27,090	27,093,670

Total Short-Term Investments (cost $1,766,055,680)				1,766,212,480

TOTAL INVESTMENTS 102.8% (cost $7,040,325,840)				7,046,149,953
Liabilities in excess of other assets(z) (2.8)%				(192,711,942)

Net Assets 100.0%				$6,853,438,011

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
MTN—Medium Term Note
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,871,066; cash collateral of $52,885,684 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,980	3 Month SOFR	Jun. 2024	$468,517,500	$(139,748)
Short Positions:
24	3 Month SOFR	Sep. 2024	5,679,900	79,218
24	3 Month SOFR	Dec. 2024	5,689,200	80,443
16	3 Month SOFR	Mar. 2025	3,801,200	52,971
16	3 Month SOFR	Jun. 2025	3,809,800	48,621
16	3 Month SOFR	Sep. 2025	3,818,000	43,383
16	3 Month SOFR	Dec. 2025	3,825,400	37,746
				342,382
				$202,634
Interest rate swap agreements outstanding at May 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
10,900	06/07/24	0.318%(S)	1 Day USOIS(1)(A)/ 5.330%	$1	$553,769	$553,768

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Interest rate swap agreements outstanding at May 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
12,750	06/16/24	0.304%(S)	1 Day USOIS(1)(A)/ 5.330%	$3	$652,080	$652,077
15,000	08/05/24	0.261%(S)	1 Day SOFR(1)(A)/ 5.340%	11	773,121	773,110
29,000	08/08/24	2.512%(S)	1 Day SOFR(1)(A)/ 5.340%	16,182	844,691	828,509
3,000	08/13/24	0.368%(S)	1 Day SOFR(1)(A)/ 5.340%	11	151,397	151,386
5,000	08/17/24	4.498%(A)	1 Day SOFR(1)(A)/ 5.340%	—	44,198	44,198
8,000	08/31/24	0.399%(S)	1 Day USOIS(1)(A)/ 5.330%	13	400,086	400,073
12,500	09/01/24	2.500%(S)	1 Day SOFR(1)(A)/ 5.340%	487	366,597	366,110
6,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/ 5.340%	—	123,935	123,935
4,500	09/09/24	0.368%(S)	1 Day SOFR(1)(A)/ 5.340%	(1)	226,787	226,788
46,500	09/09/24	1.484%(S)	1 Day SOFR(1)(A)/ 5.340%	8,261	1,828,457	1,820,196
9,750	10/12/24	0.511%(S)	1 Day SOFR(1)(A)/ 5.340%	21	478,617	478,596
18,250	10/24/24	4.688%(A)	1 Day SOFR(1)(A)/ 5.340%	30,028	128,443	98,415
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/ 5.340%	47	388,124	388,077
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/ 5.340%	110,567	2,351,886	2,241,319
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/ 5.340%	4,858	742,508	737,650
8,000	05/25/25	4.241%(A)	1 Day SOFR(1)(A)/ 5.340%	—	74,603	74,603
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/ 5.340%	90,018	1,257,664	1,167,646
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/ 5.340%	(194,407)	2,490,662	2,685,069
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/ 5.340%	47,208	2,369,314	2,322,106
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 5.340%	224,377	3,330,844	3,106,467

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Interest rate swap agreements outstanding at May 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 5.340%	$(69,400)	$4,486,270	$4,555,670
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 5.340%	(7,718)	337,122	344,840
57,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 5.340%	154,063	717,036	562,973
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 5.340%	(8,505)	4,442,742	4,451,247
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 5.340%	3,293	1,137,725	1,134,432
45,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 5.340%	45,020	1,006,450	961,430
70,000	02/27/26	4.345%(A)	1 Day SOFR(1)(A)/ 5.340%	4,772	834,603	829,831
120,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 5.340%	164,925	1,169,428	1,004,503
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 5.340%	—	1,838,535	1,838,535
35,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 5.340%	—	499,175	499,175
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 5.340%	(161,573)	2,455,530	2,617,103
257,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 5.340%	2,007,035	6,616,964	4,609,929
22,000	02/13/27	4.527%(A)	1 Day SOFR(1)(A)/ 5.340%	—	50,413	50,413
39,000	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 5.340%	43,266	376,583	333,317
31,750	05/23/27	4.463%(A)	1 Day SOFR(1)(A)/ 5.340%	41,762	83,404	41,642
				$2,554,625	$45,629,763	$43,075,138

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).